Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) $ in Thousands		6 Months Ended		12 Months Ended
	Nov. 20, 2020 MXN ($)	Jun. 30, 2023 MXN ($) series	Jun. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($) series	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion		$ 1,370,161,140		$ 1,625,516,313
Financial arrangement, term	3 years
Long-term notes receivables		1,372,338		1,334,126
Value added tax payables		759,834		783,999
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		4,547,770	$ 3,411,432
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt		75,586,279		89,739,938	$ 128,786,611
Long-term debt, net of current portion		76,360,199		90,577,596	$ 95,597,610
Fair value of the transferred assets		80,144,423		108,062,414
Fair value of associated financial liabilities		60,005,770		82,372,990
Fair value of transferred financial assets and associated financial liabilities, net		20,138,653		25,689,424
Interest		773,920		837,658
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount		$ 913,482		$ 913,482
Number of series of development bonds | series				17
Government Bonds | Sixteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | series		16
Financial assets at amortised cost		$ 74,590,611		$ 102,492,032
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 3,985,217	$ 3,457,960
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount	$ 95,597,610
Interest rate	8.56275%